OTHER EXPENSES (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
OTHER EXPENSES
Employee expense, included in administrative expenses	$ 64.6	$ 80.3	$ 93.8
Employee expense included in selling and marketing expenses	$ 110.3	$ 153.4	$ 162.1